Average Annual Total Returns - AST Prudential Flexible Multi-Strategy Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.75%	7.97%	6.82%	Apr. 28, 2014	16.82%	12.86%	9.59%	[1]	13.83%	9.73%	7.54%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.